Property, plant and equipment - Summary of Property Plant Equipment And Right Of Use Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Oil and Gas assets, Facilities, Corporate assets	$ 1,334.1	$ 895.7
Right-of-use assets	8.0	9.5
Total	$ 1,342.1	$ 905.2